CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q3) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Current assets:
Cash and cash equivalents	$ 518,494			$ 1,343,809				$ 842,059
Prepaid expenses and other current assets	60,953			165,398				465,183
Total current assets	579,447			1,509,207				1,307,242
Investments held in Trust Account	13,669,258							182,248,837
Restricted cash held with Trustee				22,468,765
Total Assets	14,248,705			23,977,972				183,556,079
Current liabilities:
Accounts payable and accrued expenses	832,558			62,676				117,274
Franchise tax payable	30,000			62,765				167,123
Income tax payable	506,603			506,603
Promissory note - related party				960,000
Convertible promissory note - related party, net of debt discount	729,341
Derivative liability	142,761
Accrued interest on promissory note - related party	45,501			2,420
Stockholder redemption payable				9,136,168
Total current liabilities	2,286,764			10,730,632				284,397
Warrant liabilities	1,606,231			851,661				7,494,608
Deferred underwriting fee payable				6,314,525				6,314,525
Total Liabilities	3,892,995			17,896,818				14,093,530
Class A common stock, $0.0001 par value, subject to possible redemption; 1,304,259 shares at redemption value at September 30, 2023 and December 31, 2022	13,669,258			13,332,597				182,248,837
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	115,200
Accumulated deficit	(3,429,199)			(7,251,894)				(12,786,739)
Total Stockholders' Deficit	(3,313,548)	$ (1,329,811)	$ (7,383,599)	(7,251,443)	$ (7,121,081)	$ (8,891,166)	$ (11,186,125)	(12,786,288)
TOTAL LIABILITIES, REDEEMABLE CLASS A COMMON STOCK AND STOCKHOLDERS' DEFICIT	14,248,705			23,977,972				183,556,079
Common Class A [Member]
Current liabilities:
Common Stock, Value, Issued
Common Class B [Member]
Current liabilities:
Common Stock, Value, Issued	$ 451			$ 451				$ 451